Organization and Basis of Presentation - Narrative (Details)		12 Months Ended
	Dec. 23, 2015	Dec. 31, 2019 USD ($) DWT	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Oct. 12, 2018
Organization and Basis of Presentation [Table] [Line Items]
Amortization of Debt Issuance Costs net of Write-offs | $		$ 3,800,000
Deferred Finance Costs, Own-share Lending Arrangement, Issuance Costs, Adjustment | $			$ 3,800,000
Equity Method Investment, Ownership Percentage		7.60%				10.90%
Amount of time sale expected to be complete		1 year
Maturity of Time Deposits		3 months	3 months
Document Period End Date		Dec. 31, 2019
Number of vessels owned		52	56
Number of vessels		58
Stockholders' Equity Note, Stock Split, Conversion Ratio	12
Property, Plant and Equipment, Useful Life		25 years
Period used for estimated scrap value		4 years
Cost of Property Repairs and Maintenance | $				$ 0	$ 0
Period of time charter rates			5 years
Period of time charter rate, historical average used for impairment test			10 years
Amortization of deferred financing costs | $		$ 6,915,000	$ 9,582,000	$ 6,085,000
Deferred Finance Costs, Gross | $		20,000,000	37,800,000
Accumulated Amortization, Deferred Finance Costs | $		$ 6,700,000	$ 21,700,000
Finite-Lived Intangible Assets, Remaining Amortization Period		5 years
Number of major customers		2	2	2
Liquidity period		12 months
Number of credit agreements		10
Cash, FDIC Insured Amount | $		$ 0
Number of Reportable Segments		2
Minimum
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)		30 months
Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)		60 months
Newbuilding Drybulk carriers
Organization and Basis of Presentation [Table] [Line Items]
Minimum carrying capicity of vessels		30,000
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
DWT		2,179,800
Number of vessels owned		35
Vessels time charter-in		1
Kamsarmax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		17
Vessels time charter-in		5
Kamsarmax pool [Member]
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer		.31	0.36	0.42
Ultramax pool [Member]
Organization and Basis of Presentation [Table] [Line Items]
Concentration Risk, Customer		.60	.64	0.58
Secured Debt
Organization and Basis of Presentation [Table] [Line Items]
Number of credit agreements		5
Kamsarmax pool [Member] | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT		82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		84,000
Kamsarmax pool [Member] | Kamsarmax | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT		82,000
Kamsarmax pool [Member] | Kamsarmax | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		84,000
Ultramax pool [Member] | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT		60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT		64,000